Benefit Expenses Excluded From Activity in Benefits Payable (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Expense Detail of Military Benefits Payable and Future Policy Benefit Liabilities [Line Items]
Military services	$ (27)	$ 908	$ 3,247
Future policy benefits	354	136	114
Total	$ 327	$ 1,044	$ 3,361